Interim Condensed Consolidated Statements of Changes in Shareholder's Equity (Parenthetical) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Interim Condensed Consolidated Statements of Changes in Shareholder's Equity [Abstract]
Dividend paid, per share	$ 0.10	$ 0.10	$ 0.16	$ 0.23	$ 0.23